Description of Business and Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 0	$ 0
Impairment of goodwill	0	0
Amortization of intangible assets	60	52	$ 209	$ 209
Loss on disposal of fixed assets	$ 4	$ 0
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years